Accumulated Other Comprehensive (Loss) Income, Reclassifications out of Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Interest expense		$ 88.9	$ 99.6	$ 140.7
Total before tax		190.9	349.5	(112.7)
Benefit for income taxes		(31.8)	(80.1)	131.2
Net of tax		159.1	269.4	18.4
Reclassification out of Accumulated Other Comprehensive (Loss) Income [Member]
Income Statement [Abstract]
Net of tax		13.6	12.9	14.6
Loss on Cash Flow Hedges - Interest Rate Swaps [Member] | Reclassification out of Accumulated Other Comprehensive (Loss) Income [Member]
Income Statement [Abstract]
Interest expense		15.6	15.1	18.5
Total before tax		15.6	15.1	18.5
Benefit for income taxes		(3.7)	(3.6)	(7.0)
Net of tax		11.9	11.5	11.5
Amortization of Defined Benefit Pension and Other Postretirement Benefit Items [Member] | Reclassification out of Accumulated Other Comprehensive (Loss) Income [Member]
Income Statement [Abstract]
Net periodic benefit cost	[1]	2.2	1.8	5.0
Total before tax		2.2	1.8	5.0
Benefit for income taxes		(0.5)	(0.4)	(1.9)
Net of tax		$ 1.7	$ 1.4	$ 3.1

[1]	These components are included in the computation of net periodic benefit cost. See Note 11 “Benefit Plans” for additional details.